Operating Lease Liabilities (Details) - Schedule of Supplemental Information Operating Lease Liabilities	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Information Operating Lease Liabilities [Abstract]
lease term (in years)	1 year 9 months 10 days	1 year 7 months 20 days
Weighted average interest rate %	30.00%	26.00%